Interim Consolidated Statements of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cash Flow from operating activities
Loss for the period	[1],[2]	€ (15,965)	€ (18,459)
Non-cash adjustments
Intangibles - Amortization and impairment	[2]	81	33
Property, plant & equipment - Depreciation	[2]	802	606
Upfront payment settled in shares	[2]		(843)
Change in fair value of contingent consideration payable and other financial liabilities	[2]	(407)	2,987
Remeasurement of Recoverable Cash Advances (RCA's)	[2]	13	886
Grant income (RCA's and others)	[2]	(517)
Loss on disposal of property, plant and equipment	[2]		56
Share-based payment expense	[2]	1,291	1,793
Post-employment benefits	[2]	0	0
Change in working capital
Trade receivables, other (non-)current receivables	[2]	(216)	(3,493)
Trade payables, other (non-)current liabilities	[2]	(1,145)	2,555
Net cash used in operations	[2]	(16,063)	(13,877)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment	[2]	(215)	(528)
Acquisitions of Intangible assets	[2]	(4)
Disposals of fixed assets	[2]	0	0
Proceeds from net investment in lease	[2]	112
Contingent liability pay-out	[2]	0	0
Acquisition of short-term investments	[2]	0	0
Proceeds from short-term investments	[2]	9,197	10,653
Net cash from/(used in) investing activities	[2]	9,090	10,125
Cash Flow from financing activities
Proceeds from bank borrowings	[2]		220
Repayments of bank borrowings	[2]	(142)	(104)
Proceeds from leases	[2]	0	0
Repayments of leases	[2]	(591)	(262)
Proceeds from issuance of shares and exercise of warrants	[2]		43,011
Proceeds from RCA's & other grants	[2]	1,086
Repayment of RCA's & other grants	[2]	(256)
Net cash from/(used in) financing activities	[2]	96	42,865
Net cash and cash equivalents at beginning of the period	[2]	40,542	23,253
Change in Cash and cash equivalents	[2]	(6,876)	39,112
Effects of exchange rate changes on cash and cash equivalents	[2]	1	20
Net cash and cash equivalents at the end of the period	[2]	€ 33,668	€ 62,385

[1]	For the periods presented, the Group does not have any non-controlling interests and the loss for the period is fully attributable to owners of the parent.
[2]	The interim condensed financial statements are unaudited financial statements